Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 22, 2016	Dec. 23, 2015	Dec. 31, 2018	Dec. 21, 2018	Jan. 18, 2018
Disclosure Of Contingent Liabilities [Abstract]
Losses as the part of damage		$ 290
Estimated financial losses calculated by the court		$ 870
Amount posted in supersedeas bond	$ 100
Cash collateral for the amount posted in bonds	5
Description of terms and conditions for collateral			The Corporation, through certain subsidiaries, filed a notice of appeal to the Kentucky Court of Appeals and posted a $100 million supersedeas bond to stay enforcement of the order for damages during the pendency of the appeals process.
Letter of credit required for posting of the bond	$ 65
Remaining credit facility after the letter of credit				$ 870
Remaining balance of escrow fund established under merger agreement					$ 300